Royalty and Other Property Interests	12 Months Ended
Dec. 31, 2024
Royalty And Other Property Interests [Abstract]
Royalty and Other Property Interests
Note 7 - Royalty and Other Property Interests
As at and for the year ended December 31, 2024:

	Country	December 31, 2023	Net Additions (Recoveries)	Depletion	Impairment	December 31, 2024	Historical cost	Accumulated depletion and other**
Royalty Interests
Gediktepe	Türkiye	$29,901	$-	$(5,942)	$-	$23,959	$43,746	$(19,787)
Diablillos	Argentina	6,582	-	-	-	6,582	7,224	(642)
Leeville	USA	4,141	-	(424)	-	3,717	38,869	(35,152)
Chapi	Peru	-	3,404	-	-	3,404	3,404	-
Berenguela	Peru	1,828	-	-	-	1,828	2,006	(178)
Tartan Lake	Canada	914	-	-	-	914	1,003	(89)
Revelo Portfolio	Chile	401	(52)	-	-	349	401	(52)
Timok	Serbia	141	-	(2)	-	139	195	(56)
Other*	Various	2,308	(165)	-	(336)	1,807	2,216	(409)
		46,216	3,187	(6,368)	(336)	42,699	99,064	(56,365)
Other Property Interests
Perry Portfolio	Canada	498	(90)	-	(63)	345	2,199	(1,854)
Revelo Portfolio	Chile	709	52	-	-	761	761	-
Other*	Various	676	290	-	-	966	3,324	(2,358)
		1,883	252	-	(63)	2,072	6,284	(4,212)
Total		$48,099	$3,439	$(6,368)	$(399)	$44,771	$105,348	$(60,577)
* Included in other are various royalty and other property interests held in Serbia, Finland, Sweden, Argentina, Chile, Mexico, Canada and the USA.
** Includes previously recognized recoveries, impairment charges and translation adjustments.
As at and for the year ended December 31, 2023:

	Country	December 31, 2022	Net Additions (Recoveries)	Depletion	Impairment	December 31, 2023	Historical cost	Accumulated depletion and other**
Royalty Interests
Gediktepe	Türkiye	$34,528	$-	$(4,627)	$-	$29,901	$43,746	$(13,845)
Diablillos	Argentina	6,582	-	-	-	6,582	7,224	(642)
Leeville	USA	4,546	-	(405)	-	4,141	38,869	(34,728)
Berenguela	Peru	1,828	-	-	-	1,828	2,006	(178)
Tartan Lake	Canada	914	-	-	-	914	1,003	(89)
Revelo Portfolio	Chile	1,137	(709)	-	(27)	401	453	(52)
Timok	Serbia	148	-	(7)	-	141	195	(54)
Other*	Various	2,008	300	-	-	2,308	2,381	(73)
		51,691	(409)	(5,039)	(27)	46,216	95,877	(49,661)
Other Property Interests
Perry Portfolio	Canada	741	(200)	-	(43)	498	2,199	(1,701)
Revelo Portfolio	Chile	-	709	-	-	709	709	-
Other*	Various	993	(317)	-	-	676	3,324	(2,648)
		1,734	192	-	(43)	1,883	6,232	(4,349)
Total		$53,425	$(217)	$(5,039)	$(70)	$48,099	$102,109	$(54,010)
* Included in other are various royalty and other property interests held in Serbia, Finland, Sweden, Argentina, Chile, Mexico, Canada and the USA.
** Includes previously recognized recoveries, impairment charges and translation adjustments.
Note 7 - Royalty and Other Property Interests (continued)
Royalty Interests
Timok Royalty
EMX’s Timok royalty is located in the Bor Mining District of Serbia and covers the Cukaru Peki copper-gold deposit. On September 1, 2023 the Company executed an amended and restated royalty agreement for its Timok royalty property with Zinjin Mining Group Ltd ("Zijin"). The Company and Zijin agreed that the Timok royalty will consist of a 0.3625% NSR royalty that is uncapped and cannot be repurchased or reduced.
Gediktepe Royalty
The Company holds two royalties at Gediktepe in Türkiye, which include: (i) a perpetual 10% NSR royalty over metals produced from the oxide zone after cumulative production of 10,000 gold-equivalent oxide ounces; and (ii) a perpetual 2% NSR royalty over metals produced from the sulfide zone, payable after cumulative production of 25,000 gold-equivalent sulfide ounces. Upon achievement of production of 25,000 gold-equivalent sulfide ounces a $3,000 milestone payment will become payable, with a second $3,000 milestone payment becoming payable on the first anniversary of the sulfide production milestone.
Leeville Royalty
The Company holds a 1% gross smelter return royalty on portions of West Leeville, Carlin East, Four Corners, Turf and other underground gold mining operations and deposits in the Northern Carlin Trend of Nevada. The Leeville royalty property is included in the Nevada Gold Mines LLC and Barrick-Newmont Nevada joint venture. Royalty income from the Leeville mine incurs a 5% direct gold tax.
Balya Royalty
The Company holds a 4% NSR royalty on the Balya property, that is uncapped and is not subject to a buy back agreement. The Balya royalty property is operated by Esan Eczacibaşi Endüstriyel Hammaddeler San. Ve Tic. A.Ş., a private Turkish company.
Gold Bar South Royalty
The Company holds a 1% NSR royalty in the Gold Bar South royalty property, operated by McEwen Mining Inc. ("McEwen"), which covers a gold deposit situated southeast of McEwen's Gold Bar open pit mining operation in north-central Nevada.
Chapi Royalty
During the year ended December 31, 2024, the Company acquired a 1% NSR royalty in the Chapi copper mine located in southern Peru from a subsidiary of Quilla Resources Inc. Subsequent to year end, the Company increased the NSR royalty to 2% for additional consideration of $7,000.